Available Other Borrowings - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Line of credit	$ 25,500,000	$ 25,500,000
Line of credit facility	$ 0	$ 0